Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisition

Note 9 – Acquisition

On March 11, 2022, the Company acquired substantially all of the assets of Full Service Fueling (“Seller”), a mobile fueling service provider, for (a) a net amount of $321,250 cash after a credit of $3,750, and (b) 5,040 common shares, with a value of $50,000 based upon the quoted closing price. Further, the Purchase Agreement includes provisions wherein the Company agrees to utilize Seller’s affiliate Palmdale Oil Company, Inc. (“Palmdale”) as one if its main fuel suppliers throughout the state of Florida, with preferred pricing on all fuel purchases. Palmdale will also provide the Company with access to vehicle parking at their locations throughout the state in order to support the expansion of the Company’s mobile fueling business. This acquisition was considered an acquisition of a business under ASC 805.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

A summary of the purchase price allocation at fair value is below:

Consideration paid
Cash	$321,250
Common stock	50,000

Fair value of consideration transferred	$371,250

Recognized amounts of identifiable assets acquired

Vehicles	153,000
Customer list	66,413
Loading rach license	58,857
Other identifiable intangibles	56,124
Total assets acquired	334,394

Goodwill	$36,856

The vehicles are being depreciated over their estimated useful lives. Goodwill of $36,856 is primarily related to factors such as synergies and market share. Goodwill is not deductible for tax purposes. Transaction costs related to the acquisition were not material.

All of the remaining intangibles, including goodwill, were deemed fully impaired at December 31, 2022. At September 30, 2023, the vehicles acquired are still in service.

(13) Business Combination

On March 11, 2022, the Company acquired substantially all of the assets of Full Service Fueling (“Seller”), a mobile fueling service provider, for (a) a net amount of $321,250 cash after a credit of $3,750, and (b) 40,323 common shares, with a value of $50,000 based upon the Company’s closing stock price on the Nasdaq on the date immediately preceding the Closing Date. Further, the Purchase Agreement includes provisions wherein the Company agrees to utilize Seller’s affiliate Palmdale Oil Company, Inc. (“Palmdale”) as one if its main fuel suppliers throughout the state of Florida. Palmdale will also provide the Company with access to vehicle parking at their locations throughout the state in order to support the expansion of the Company’s mobile fueling business. This acquisition was considered an acquisition of a business under ASC 805.

A summary of the purchase price allocation at fair value is below.

Purchase Allocation
Vehicles	$153,000
Customer list	66,413
Loading rack license	58,857
Other identifiable intangibles	56,124
Goodwill	36,856
$371,250

The purchase price was paid as follows:

Cash	$321,250
Common stock	50,000
$371,250

The vehicles and the identifiable intangibles will be depreciated and amortized over their estimated useful lives. Transaction costs related to the acquisition were not material.

The results of operations for the year ended December 31, 2022, include approximately $113,000 of revenue and $4,000 net loss related to the acquired business since the March 11, 2022, acquisition date.

The accompanying unaudited pro forma combined statement of operations presents the accounts of EzFill Holdings, Inc. and Neighborhood Fuel for the year ended December 31, 2021, assuming the acquisition occurred on January 1, 2021.

Year ended December 31, 2021 Summary Statement of Operations	EzFill Holdings	Full Service Fueling	Combined

Revenue	$7,233,957	$242,271	$7,476,228

Net Loss	$(9,383,397)	$(122,507)	$(9,505,904)

Net Loss per common share – basic and diluted	$(0.46)		$(0.47)

Weighted average common shares – basic and diluted	20,199,444		20,199,444